Fair Value Measurements - Summary of Fair Value Liabilities Measured at Fair Value On Recurring Basis (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Digital currencies	$ 199	$ 199	$ 17,036
Derivative Liabilities	5,079,807	23,231,938	3,794,153
Derivative liabilities for shortfall of shares		14,915,419
Convertible notes at inclusive of derivative liabilities		3,283,034	1,781,156
Level 1 [Member]
Digital currencies	199	199	17,036
Derivative Liabilities
Derivative liabilities for shortfall of shares
Convertible notes at inclusive of derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Digital currencies
Derivative Liabilities
Derivative liabilities for shortfall of shares
Convertible notes at inclusive of derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Digital currencies
Derivative Liabilities	5,079,807	23,231,938	3,794,153
Derivative liabilities for shortfall of shares		14,915,419
Convertible notes at inclusive of derivative liabilities		$ 3,283,034	$ 1,781,156